Business Combinations and Divestments	12 Months Ended
Dec. 31, 2024
Business Combinations and Divestments
Business Combinations and Divestments

(3)Business Combinations and Divestments

2024

a)	ImmunoTek Plasma Center

As a result of the ImmunoTek Collaboration Agreement (see Note 10) Grifols acquired 7 plasma donation centers on April 1, 2024 (US Dollars 134,902 thousand each cnter) and 7 plasma donation centers on July 1, 2024 (US Dollar 130,956 thousand each center). These acquisitions enabled Grifols to gain control of the 14 centers as of their respective acquisition dates in 2024, which had previously been accounted for as a joint operation.

Therefore, Grifols has applied the requirements for a business combination carried out in stages. However, considering that (i) Grifols’ effective participation in the joint operation is null and void and (ii) all of the assets and liabilities related to the joint operation are already recognized in the consolidated financial statements, the difference between the consideration paid and the fair value of the assets and liabilities, which does not differ from their carrying amount, has been recognized as provisional goodwill at the date of acquisition.

The aggregate detail of the cost of the business combination and interim goodwill as of the acquisition date is shown below:

	Thousand of	Thousand of US
	Euros	Dollar
Consideration paid	245,798	265,858
Step-up of net assets [1]	—	—
Goodwill	245,798	265,858
Adjustments from the acquisition [2]	(12,377)	(13,092)
Goodwill, net of adjustments	233,421	252,766

[1]There is no step-up of net of assets since the fair value and the carrying amount do no differ significantly. Additionally, the net assets were previously recognized in the consolidated financial statements as part of the joint operation.

[2]The adjustments resulting from the acquisition correspond mainly to the elimination of the net balance payable that the silos maintained with Immunotek. The net amount represents the accumulated losses from the silos, which were allocated to Immunotek in accordance with the terms of the contract (see note 10)

The resulting goodwill has been allocated to the Biopharma segment and includes the donor database, licenses and workforce.

The operations of these centers were already consolidated since the beginning of the agreement with Immunotek (see note 10), so there is no impact either on turnover, given that all sales transactions are eliminated in the consolidation process, or on results if both transactions had taken place on January 1, 2024.

b)	Saskatoon plasma center

On 7 July, 2023, Grifols, through its 100% owned subsidiary Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.), acquired a plasma donation center from Canadian Plasma Resources Corporation which was a business in accordance with IFRS 3. The purchase price was Canadian Dollars 11,558 thousand (Euros 8,018 thousand).

Aggregate details of the cost of the business combination, provisional the fair value of the net assets acquired and the provisional goodwill at the acquisition date are shown below:

			Thousands of
	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		8,018	11,558
Total consideration paid		8,018	11,558

Fair value of net assets acquired		160	231

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	7,858	11,327

The amounts determined at the acquisition date of the assets acquired are as follows:

	Fair Value
		Thousands of
	Thousands of Euros	Canadian Dollars

Property, plant and equipment	96	138
Inventories	64	93

Total Assets	160	231

Total net assets acquired	160	231

The resulting goodwill was allocated to the Biopharma segment and includes the donor database, licenses and workforce. The entire goodwill is considered tax deductible.

c)	Albajuna Therapeutics, S.L.

On 9 October, 2023, Grifols, through its 100% owned subsidiary Grifols Innovation and New Technologies Limited (GIANT), reached an agreement to acquire the remaining of the 51% of the shares of Albajuna Therapeutics, S.L. (hereinafter “Albajuna”) for a total amount of 1 euro.

In 2016, Grifols made a capital investment of Euros 3.75 million in exchange for 30% of the shares of Albajuna Therapeutics, S.L. Since 2018, as a result of a planned investment in accordance with the Shareholders’ Agreement of January 2016, Grifols held a 49% of the shares in the company’s capital. Albajuna Therapeutics, S.L. is a Spanish research company founded in 2016 whose main activity is the development and manufacture of therapeutic antibodies against HIV.

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the provisional goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		—
Total consideration paid		—

Fair value of net assets acquired		(1,794)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	1,794

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

Fair Value
Thousands of Euros
Non-current financial assets	165
Deferred tax assets	239
Trade and other receivables	185
Cash and cash equivalents	86

Total assets	675

Non-current financial liabilities	(2,300)
Current financial liabilities	(164)
Trade and other payables	(5)

Total Liabilities and contingent liabilities	(2,469)

Total net assets acquired	(1,794)

As future economic benefits cannot be estimated at the acquisition date, the total amount allocated to goodwill has been totally impaired immediately upon recognition (see note 6).

2022

d)	Grifols Canada Plasma, Inc.

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics, Inc., acquired all the shares of Prometic Plasma Resources Inc. for a total of Canadian Dollars 11,127 thousand (Euros 7,757 thousand).

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

			Thousands of
	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		7,757	11,127
Total consideration paid		7,757	11,127

Fair value of net assets acquired		4,933	7,075

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	2,824	4,052

At transaction date, total consideration paid was allocated to goodwill, and the amount was restated based on the fair value of the net assets acquired during the following year. Consequently, the amount reflected in note 6 is the movement between both effects, while the amount in the previous table shows the final balance.

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
		Thousands of Canadian
	Thousands of Euros	Dollars
Other Intangible Assets	551	791
Rights of Use	238	341
Property, plant and equipment	36	51
Inventories	71	102
Trade and other reeceivables	4,603	6,602

Other current assets	9	13

Cash and cash equivalents	32	46

Total Assets	5,540	7,946

Non-current financial liabilities	(32)	(46)
Current financial liabilities	(264)	(379)
Trade and other payables	(311)	(446)
Total Liabilities	(607)	(871)
Total net assets acquired	4,933	7,075

The resulting goodwill was allocated to the Biopharma segment and includes the donor database, licenses and workforce.

Grifols Canada Plasma, Inc. acquisition had an impact of Euros 3,933 thousand benefit in the Group result from the acquisition date until the end of fiscal year 2022.

e)	Haema Plasma Kft

On 1 February 2021, Scranton Plasma B.V. acquired 100% of the shares of Haema Plasma Kft. Scranton Enterprises B.V. (the parent company of Scranton Plasma B.V.) is a shareholder of Grifols.

On 1 February 2021 the Group signed a call option on the shares of Haema Plasma kft, exercisable by the Group only 12 months after signing and with an expiry of 48 months from the date on which the option becomes exercisable. The option price was set at thirteen times EBITDA minus net debt. Grifols did not make any monetary consideration for the purchase option agreement when signing the agreement.

The Group has potential voting rights arising from the option to purchase the shareholding and these are substantive, based on:

●	A call option for Grifols which gives it the irrevocable and exclusive right (not an obligation) to acquire the Haema Plasma Kft shareholding at any time after 1 February 2022.
●	Grifols is committed to providing support services in the business of collecting, processing and distributing plasma from the donation centers. There is also a Plasma Supply Agreement whereby the plasma produced by these entities will be used almost entirely to cover Grifols’ needs.
●	There are nos shareholder agreements that provide for relevant decisions to be approved in a manner other than by majority vote.

The above are indicators of the power that Grifols acquires over this entity, considering that the call option is likely to be exercised and Grifols will have the financial capacity to carry it out.

Consequently, at the time the option became exercisable, the option empowered Grifols, even though it was not yet exercised, and Haema Plasma Kft. was therefore consolidated in Grifols’ consolidated financial statements from 2022.

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

		Thousands of	Thousands of
	Reference	Euros	Hungarian Forint
Call option price		16,948	6,228,796
Total call option price		16,948	6,228,796

Fair value of net assets acquired		2,209	812,371

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	14,739	5,416,425

Grifols did not give any monetary consideration for this purchase option.

The amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
		Thousands of Hungarian
	Thousands of Euros	Forint
Other Intangible assets	37	13,620
Rights of Use	3,421	1,257,286
Property, plant and equipment	1,301	478,222
Other non-current assets	302	110,810
Deferred tax assets	13	4,742

Inventories	2,784	1,022,926

Trade and other receivables	357	131,821
Other current assets	252	92,769
Cash and cash equivalents	3,343	1,228,356

Total Assets	11,810	4,340,552

Provisions	(169)	(61,946)
Non-current financial liabilities	(2,517)	(925,074)
Current financial liabilities	(4,281)	(1,573,216)
Trade and other payables	(2,100)	(771,861)
Other current liabilities	(534)	(196,084)
Total Liabilities and contingent liabilities	(9,601)	(3,528,181)
Total net assets acquired	2,209	812,371

The resulting goodwill was allocated to the Biopharma segment and includes the donor database, licences and workforce. The entire goodwill is not considered tax deductible.

f)	VCN Biosciences, S.L.

On 10 March 2022, Grifols, together with the other shareholders, reached an agreement to sell one hundred percent of the issued and outstanding shares of VCN Bioscience, S.L. for US Dollars 7,700 thousand (Euros 6,901 thousand).

As a result of this divestment, the Group recognized an income of Euros 7,557 thousand under “other income” in the statement of profit and loss. VCN’s net assets were derecognised from the consolidated group as of the indicated date.

g)	Biotest AG

On 25 April 2022, and once all regulatory approvals were obtained, Grifols completed the acquisition of 70.18% of the share capital of Biotest AG for Euros 1,460,853 thousand. The transaction was structured as follows:

●	Grifols acquired the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG for Euros 1,090,518 thousand. This amount included a loan from Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, to Biotest AG of Euros 317,876 thousand. The Biotest shares were valued at Euros 43.00 per ordinary share (17,783,776 shares) and Euros 37.00 per preference share (214,581 shares).
●	At the same time as the transaction, Grifols closed the voluntary takeover bid to all shareholders, which involved the payment of Euros 370,335 thousand for 1,435,657 ordinary shares at Euros 43.00 per share and 8,340,577 preference shares at Euros 37.00 per share.

The acquisition was financed through the issuance of bonds in 2021 (see note 21).

The investment in Biotest will significantly strengthen Grifols’ capabilities, including its scientific and technical capabilities, helping to strengthen the availability of plasma medicines, its commercial presence and its R&D pipeline. With the opening of 2 new centers, Biotest now has 28 plasma donation centers in Europe.

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		1,460,853
Total consideration paid		1,460,853

Fair value of net assets acquired		1,157,229

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	303,624

The resulting goodwill was allocated to the Biopharma segment.

The amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

Fair Value
Thousand of Euros
Other Intangible Assets	1,172,582
Rights of Use	25,256
Property, plant and equipment	545,667
Other non-current assets	13,969
Deferred Tax Assets	9,109
Inventories	259,316
Contract Assets	35,319
Trade and other receivables	88,249
Other current assets	25,644
Cash and cash equivalents	94,662

Total assets	2,269,773

Non-controlling interests	(356,386)
Non-current provisions	(120,298)
Non-current financial liabilities	(182,761)
Other non-current liabilities	(9)
Deferred tax liabilities	(347,192)
Current Provisions	(18,239)
Current financial liabilities	(35,052)
Trade and other payables	(40,489)
Other current liabilities	(12,118)
Total Liabilities and contingent liabilities	(1,112,544)

Total net assets acquired	1,157,229

As part of the purchase price allocation, the company determined that identifiable intangible assets are the research and development projects in progress valued at Euros 946 million, the current product portfolio valued at Euros 202 million as well as certain distribution agreements valued at Euros 24 million.

The fair value of intangible assets was estimated using an income approach and the projected cash flows discounted using rates between 8.6% and 11%. The cash flows were based on estimates used to establish the transaction price and the discount rates applied were compared with reference to the implied rate of return of the transaction model and the weighted average cost of capital.

The fair value of research and development projects in progress involving plasma therapies (Fibrinogen, IgM and IgG) were estimated in accordance with an income approach based on the Multiple-Period Excess Earnings Method for the application of which the results of such projects were adjusted for the probability of success according to the clinical phase of the project at the date of the transaction.

The current product portfolio comprised regulatory approvals, trademarks, patient relationships and physician relationships related to products currently marketed by Biotest in the moment of the transaction. The distribution agreements identified as intangible assets relate to the distribution of certain products in different geographic regions. In both cases, the fair value was determined using the Multiple-Period Excess Earnings Method.

Research and development projects in progress, the current product portfolio and distribution agreements are amortized on a straight-line basis over an average period of 20, 30 and 7.5 years, respectively.

If the acquisition had taken place as of January 1, 2022, the revenue would have changed by Euros 154,846 thousand and the group result by Euros (15,434) thousand.

Biotest Group’s acquisition had an impact of Euros 15,605 thousand loss in the Group result from the acquisition date until the end of fiscal year 2022.

The Group recognized under the heading “Selling, general and administration expenses” in the consolidated statement of profit and loss an amount of Euros 23,600 thousand of transaction costs.

h)	Access Biologicals LLC.

On 15 June 2022, Grifols, through its wholly owned subsidiary Chiquito Acquisition Corp., acquired the remaining 51% of the shares of Access Biologicals LLC, by exercising the call option for a total of US Dollars 142 million. With the acquisition of 100% of the stake, Grifols obtained control over Access Biologicals LLC and was therefore considered a group company and consolidated under the full consolidation method. The difference between the fair value of the previous shareholding and the recognised carrying amount was Euros 72,984 thousand (US Dollars 77,209 thousand), and a gain of this amount was recognised under “ Profit/(loss) of equity accounted investees ” in the consolidated statement of profit and loss (see note 10).

Access Biologicals LLC core business is the collection and manufacture of an extensive portfolio of biological products. Combined with a closed materials sourcing process, it provides support services for different markets such as in-vitro diagnostics, biopharmaceuticals, cell culture and diagnostic research and development.

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

			Thousands of US
	Reference	Thousands of Euros	Dollars
Cost of the business combination
Purchase of the first 49%		48,218	51,010
Purchase of the remaining 51% (present value)		134,742	142,544
Total consideration paid		182,960	193,554

Gain on the previously held investment		72,984	77,209
Accumulated gain for equity method before acquisition date		8,256	8,735
Step-up of the previously held investment		81,240	85,944

Fair value of net assets acquired		(83,366)	(88,193)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	180,834	191,305

The amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
	Thousands of	Thousands of US
	Euros	Dollars
Other Intangible Assets	82,080	86,832
Property, plant and equipment	2,589	2,739
Other non-current assets	75	79
Inventories	16,836	17,811
Trade and other receivables	7,522	7,958
Other current assets	1,529	1,618
Cash and cash equivalents	2,987	3,160

Total Assets	113,618	120,197

Trade and other payables	(7,249)	(7,669)
Deferred tax liabilities	(22,981)	(24,312)
Other non-current liabilities	(22)	(23)

Total Liabilities and contingent liabilities	(30,252)	(32,004)
Total net assets acquired	83,366	88,193

The resulting goodwill was allocated to the Bio-Supplies segment.

As part of the purchase price allocation, the Company determined that identifiable intangible assets are customer relationships.

Customer relationships were valued using the Multiple-Period Excess Earnings Method, for the application of which a discount rate of 8.1% was considered and a decline rate resulting in an average useful life of 14 years. The cash flows were based on estimates used to establish the transaction price and the discount rate applied was compared with reference to the implied rate of return of the transaction model and the weighted average cost of capital. The excess of the purchase price over the estimated fair value of the net assets acquired was recorded as goodwill. The factors contributing to its recognition were the acquired workforce as well as the expected benefits from the combination of the Group’s activities.

If the acquisition had taken place as of January 1, 2022, the consolidated revenue would have changed by Euros 4,402 thousand and the Group result by Euros 1,819 thousand.

Access Biologicals LLC acquisition had an impact of Euros 9,479 thousand benefit in the Group result from the acquisition date until the end of fiscal year 2022.

The Group recognized under operating expense in the consolidated statement of profit and loss an amount of Euros 486 thousand of transaction costs.

i)	Goetech, LLC

In July 2022, Grifols closed an agreement to sell in cash substantially all of the assets of its subsidiary Goetech LLC, whose trade name is MedKeeper, for a US Dollars 91,635 thousand Enterprise Value (Euros 90,002 thousand). MedKeeper develops and markets innovative mobile and cloud-based IT applications aimed at helping hospital pharmacies boost productivity, process safety and compliance.

As a consequence of this divestment, the Group recognized an income of Euros 23,106 thousand in the Statements of Profit and Loss account. Goetech’s net assets were derecognized from the consolidated group as of the indicated date.